Deferred Taxes - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Asset
Balance at beginning of period	$ 15,038
Recognized in profit or loss	11,385	$ 8,351
Recognized in equity	5,494	6,225
Effects of change in foreign exchange rate	274	462
Balance at end of period	32,191	15,038
Reconciliation of Changes In Deferred Tax Liability [Abstract]
Balance at beginning of period	(1,487)
Recognized in profit or loss	(5,082)	(1,384)
Effects of change in foreign exchange rate	131	(103)
Balance at end of period	$ 6,438	$ (1,487)